REVENUE EARNING DEVICES	9 Months Ended	12 Months Ended
	Nov. 30, 2022	Feb. 28, 2022
Revenue Earning Devices
REVENUE EARNING DEVICES

6. REVENUE EARNING DEVICES

Revenue earning devices consisted of the following:

	November 30, 2022	February 28, 2022
Revenue earning devices	$1,768,818	$1,143,724
Less: Accumulated depreciation	(676,615)	(434,661)
	$1,092,203	$709,063

During the three and nine months ended November 30, 2022 the Company made total additions to revenue earning devices of $199,047 and $625,094, respectively, which were transfers from inventory. During the three and nine months ended November 30, 2021, the Company made total additions to revenue earning devices of $310,009 and $592,346, respectively, which were transfers from inventory. During the nine months ended November 30, 2021 the Company sold a revenue earning device having a net book value of $3,255 for revenues of $30,600 and included the $3,255 in cost of goods sold.

Depreciation expense was $54,418 and $241,957 for the three and nine months ended November 30, 2022, respectively, and $61,976 and $138,815 for the three and nine months ended November 30, 2021, respectively.

5. REVENUE EARNING ROBOTS

Revenue earning robots consisted of the following:

	February 28, 2022	February 28, 2021
Revenue earning devices	$1,143,724	$500,173
Less: Accumulated depreciation	(434,661)	(226,459)
	$709,063	$273,714

During the year ended February 28, 2022, the Company made total additions to revenue earning devices of $647,116 including $647,116 in inventory transfers During the year ended February 28, 2021, the Company made total additions to revenue earning devices of $137,914 which were transfers from inventory. During the year ended February 28, 2022, the company disposed of a revenue earning device having a net book value of $3,255 for revenues of $30,600 and included the $3,255 in cost of goods sold.

Depreciation expense for these devices was $208,510 and $103,371 for the years ended February 28, 2022 and February 28, 2021, respectively.